Nature and Continuance of Operations and Going Concern (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 69,801,410	$ 71,592,559	$ 72,491,150
Entity incorporation, state or country code	NV